Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	11
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$211,574,939.76	0.6759583	$186,532,661.83	0.5959510	$25,042,277.93
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$694,574,939.76	0.6945749	$669,532,661.83	0.6695327	$25,042,277.93

Weighted Avg. Coupon (WAC)	4.53%		4.52%
Weighted Avg. Remaining Maturity (WARM)	49.53		48.62
Pool Receivables Balance	$747,730,348.45		$721,365,828.13
Remaining Number of Receivables	50,438		49,633

Adjusted Pool Balance	$714,777,299.16		$689,735,021.23

III. COLLECTIONS

Principal:
Principal Collections	$25,733,990.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$484,615.30
Total Principal Collections	$26,218,605.57

Interest:
Interest Collections	$2,782,921.63
Late Fees & Other Charges	$32,935.13
Interest on Repurchase Principal	$-
Total Interest Collections	$2,815,856.76

Collection Account Interest	$3,917.46
Reserve Account Interest	$798.95
Servicer Advances	$-

Total Collections	$29,039,178.74

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	11
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$29,039,178.74
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$34,089,768.59

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$623,108.62		$623,108.62	$623,108.62
Collection Account Interest					$3,917.46
Late Fees & Other Charges					$32,935.13
Total due to Servicer					$659,961.21

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$104,024.35		$104,024.35
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$495,409.77		$495,409.77	$495,409.77

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$27,659,326.84

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$25,042,277.93

		Distributable Amount		Paid Amount

Class A-1 Notes				$-
Class A-2 Notes				$25,042,277.93
Class A-3 Notes				$-
Class A-4 Notes				$-

Class A Notes Total:		$25,042,277.93		$25,042,277.93
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-

Total Noteholders Principal		$25,042,277.93		$25,042,277.93

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,617,048.91

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,953,049.29
Beginning Period Amount	$32,953,049.29
Current Period Amortization	$1,322,242.39
Ending Period Required Amount	$31,630,806.90
Ending Period Amount	$31,630,806.90
Next Distribution Date Amount	$30,335,650.26

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	11
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$ 20,202,359.40	$ 20,202,359.40	$ 20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.83%	2.93%	2.93%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.09%	49,183	99.01%	$714,252,694.70
30 - 60 Days	0.76%	376	0.82%	$5,932,477.56
61 - 90 Days	0.14%	68	0.15%	$1,076,565.14
91 + Days	0.01%	6	0.01%	$104,090.73
		49,633		$721,365,828.13
Total
Delinquent Receivables 61 + days past due	0.15%	74	0.16%	$1,180,655.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.12%	60	0.13%	$975,783.74
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.14%	73	0.16%	$1,230,191.53
Three-Month Average Delinquency Ratio	0.14%		0.15%

Repossession in Current Period		40		$660,322.86
Repossession Inventory		48		$537,709.04

Charge-Offs
Gross Principal of Charge-Off for Current Period				$630,530.05
Recoveries				$(484,615.30)
Net Charge-offs for Current Period				$145,914.75

Beginning Pool Balance for Current Period				$747,730,348.45

Net Loss Ratio				0.23%
Net Loss Ratio for 1st Preceding Collection Period				0.21%
Net Loss Ratio for 2nd Preceding Collection Period				0.50%
Three-Month Average Net Loss Ratio for Current Period				0.31%

Cumulative Net Losses for All Periods				$3,244,640.65
Cumulative Net Losses as a % of Initial Pool Balance				0.31%

Principal Balance of Extensions				$2,146,630.71
Number of Extensions				120

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